[LOGO OF THE FULCRUM FUND APPEARS HERE]



                                      [LOGO OF ALLMERICA FINANCIAL APPEARS HERE]

                               TABLE OF CONTENTS

General Information.....................................................2
A Letter from the Chairman..............................................3
Product Performance Summary.............................................4
Bond & Money Market Overview............................................6
Money Market Fund.......................................................8
Financials............................................................F-1

For further information, see the accompanying semi-annual reports.

For information on ordering a copy of the separate account annual report, see Client Notices on page F-13.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)
John F. O'Brien, President, CEO (FAFLIC) and
     Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President, CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Financial Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653/1/

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Custodian
Bankers Trust Company
16 Wall Street, New York, NY 10005

Legal Counsel
Ropes & Gray
One International Place, Boston, MA02110

Administrator
First Data Investor Services Group
4400 Computer Drive, Westborough, MA 01581

Officers of Allmerica Investment Trust (AIT)
Richard M. Reilly, President
Thomas P. Cunningham, Treasurer
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
P. Kevin Condron/2/
Cynthia A. Hargadon/2/
Gordon Holmes/2/
John P. Kavanaugh
Bruce E. Langton/2/
Attiat F. Ott/2/
Richard M. Reilly
Ranne P. Warner/2/

Investment Sub-Adviser
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653


/1/Replaced Allmerica Investment Management Company, Inc. as Investment Manager effective April 16, 1998.

/2/Independent Trustees

                          A LETTER FROM THE CHAIRMAN


[PICTURE OF
JOHN F. O'BRIEN
APPEARS HERE]


Dear Client:

The U.S. economy is now in its eighth year of expansion and continues to show surprising strength. First quarter gross domestic (GDP) rose at a strong rate of 5.4% although economic growth clearly slowed during the second quarter. The Federal Reserve Board continues to watch for signs of inflation but the evidence is contradictory.

Unemployment is low and labor shortages have developed in certain areas and industries, driving up wages. At the same time, commodity prices are declining, particularly for oil and certain foods. The turmoil in Asia is also resulting in decreased demand for U.S. exports and an increase in supply of lower priced imports. These competing forces have led to a kind of stalemate and the Federal Reserve has not been forced to raise or lower interest rates.

With no change in Federal Reserve policy during the last six months, interest rates have been driven by investors' concerns and expectations. After a strong start in January, investors became concerned about the strong economy and drove interest rates higher in February and March. Then as monetary and economic issues continued to worsen in the Far East, investors sought high-quality U.S. Treasury instruments and drove bond prices higher and interest rates lower.

These fluctuations were challenging for many fixed income portfolio managers on a day-to-day basis. But long-term investors can look back on a relatively stable economic period. Inflation continues to be modest, economic growth is solid and interest rates are roughly 0.25% lower than they were at the start of the year. Corporate credit-quality remains sound and default ratios are near their historical lows. As a result, the broad bond market produced a solid return of 3.92% as measured by the Lehman Brothers Aggregate Bond Index. High quality money market funds also performed strongly as shown by the IBC First Tier Money Market Funds average manager return of 2.48%.

While expecting little change during the latter half of this year, the Trust's manager will continue to monitor macro economic issues while utilizing strong credit skills to identify good investments one security at a time.

All of us at Allmerica look forward to continuing to provide you with a broad array of high-quality investment and retirement products.


On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Allmerica Financial Life Insurance and Annuity Company

PRODUCT PERFORMANCE SUMMARY

THE FULCRUM FUND (SM) VARIABLE ANNUITY
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/98

For easy reference, the total returns for The Fulcrum Fund(SM) Variable Annuity sub-account are summarized below. Keep in mind, however, that these returns are net of all product charges except for the annual policy fee. For returns that do not reflect the deduction of product charges, please refer to the Portfolio Review on page 8.



                           WITHOUT SURRENDER CHARGE       WITH SURRENDER CHARGES

                                 1       5       10          1       5        10
SUB-ACCOUNT                   Year   Years    Years       Year   Years     Years
--------------------------------------------------------------------------------
Allmerica Investment Trust
Money Market                 4.08%   3.44%    4.20%     -2.11%   2.91%      4.20






Performance returns shown above are for the sub-account of The Fulcrum Fund (SM) Variable Annuity and assume an investment in the Money Market Fund on the date of inception, April 29, 1985. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                    OVERVIEW

                         BOND & MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

In much the same fashion as the equity market, the performance of the U.S. bond market was significantly affected by the turmoil in Asia during the first half of 1998. Given this backdrop, some sectors of the market fared well, while others struggled.

Starting off on a positive note, the U.S. economy appeared strong with Gross Domestic Product (GDP) rising nearly 5.4% in the first quarter. Low inflation, favorable credit conditions and higher equity valuations all drove this strong economic growth and price stability. As growth continued, fixed income investors grew nervous and anticipated that the Federal Reserve would raise interest rates to ward off inflation.

But, as Asia's markets grew weaker, growth in the U.S. slowed. So, the Federal Reserve adopted a "wait and see" approach regarding any moves toward tightening or relaxing monetary policy.

Bond investors, on the other hand, quickly reacted to these developments. Initially content, they worried that the economy was growing too fast only to gain comfort from the slowing effect of the Asian crisis. Their concerns drove interest rates which rose during the first quarter only to fall to new lows during the second quarter.

Corporate credit issues also went on a roller coaster ride. The volatility in foreign exchanges and global markets, caused a flight to quality preference for U.S. Treasuries. Coupled with concerns about future growth of the U.S. economy and the expected level of corporate profits, corporate bond spreads widened causing investment grade corporates to lag comparable duration Treasuries by 24 basis points for the first six months of the year. Although spreads initially narrowed from their levels in January, they reversed course again in June,



1993: U.S. economy gains momentum. Consumer spending and installment debt increase.

1994: Federal Reserve Board raises interest rates six times in an effort to slow down the economy and keep inflation in check, sending bond prices sharply lower.

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

1998: Performance of the U.S. bond market is significantly affected by the turmoil in Asia for the first half of 1998.




     ONGOING FINANCIAL CRISIS                          LONG-TERM U.S.
     IN ASIA CAUSES A FLIGHT                           TREASURIES DELIVER THEIR
     TO QUALITY FOR BOTH STOCK              50         BEST PERFORMANCE IN
     AND BOND INVESTORS.                               YEARS AS INVESTORS FAVOR
                                                       THEIR INHERENT SAFETY.


1998    JAN                          FEB                          MAR
--------------------------------------------------------------------------------

                             UNCERTAIN ABOUT THE
                             POTENTIAL EFFECTS OF
                  [PHOTO     THE ASIAN CRISIS ON
                   APPEARS   THE U.S., THE FEDERAL
                    HERE]    RESERVE ADOPTS A
                             WAIT AND SEE
                             APPROACH TO CHANGING
                             INTEREST RATES.

                         BOND & MONEY MARKET OVERVIEW

widening to levels not seen in six years. Surprisingly, the actual credit quality of U.S. issuers remained at its best level in years, as ratings upgrades outpaced downgrades in the market, unlike previous periods of under-performance in this sector.

The yield on the 30-year bond fell to 5.62%, its lowest level in decades. But it fell only modestly for shorter term issues. Overall, Treasuries outperformed selected fixed income instruments and contributed to the overall 3.93% gain in the market as measured by the Lehman Aggregate Bond Index.

Despite a poor showing in the second quarter, the high yield market remained the best-performing fixed income sector for the first half of 1998. As with investment grade corporate bonds, high yield issues suffered during the second quarter in part from the renewed uncertainty surrounding emerging markets as well as from the diminished flows of cash into high yield bond funds.

The significant declines in long-term interest rates had a major impact on the mortgage market. With some of the lowest rates in years, homeowners refinanced in record numbers, causing prepayments on mortgage-backed securities to increase, adversely affecting their returns.

Entering the second half of 1998, solid fundamentals remain firmly in place for the U.S. bond market. As investors continue to watch for signs of recovery in Asia, the Federal Reserve is likely to maintain its neutral monetary policy. Given this scenario, the outlook for Treasuries and highly rated corporates should remain particularly favorable.


[PICTURE   MORTGAGE-BACKED             [PICTURE   INVESTORS CONTINUE
 APPEARS   SECURITIES LOSE GROUND       APPEARS   TO WATCH FOR SIGNS OF RECOVERY
  HERE]    AMID RECORD MORTGAGE         HERE]     IN ASIA, CAUSING THE OUTLOOK
           REFINANCING.                           FOR U.S. TREASURIES TO
                                                  REMAIN FAVORABLE.

APR                               MAY                JUN

--------------------------------------------------------------------------------


INVESTORS FLIGHT TO  [PICTURE     HIGH-YIELD ISSUES SUFFER
QUALITY BENEFITS     APPEARS      DUE TO RENEWED UNCER-
HIGHLY RATED          HERE]       TAINTY IN THE EMERGING
CORPORATE BONDS.                  MARKETS.

                               MONEY MARKET FUND

The Money Market Fund reported a total return of 2.74% for the six-month period ended June 30, 1998. That compared to the 2.48% return of the IBC/Donoghue First Tier Money Market Index for the same period.

As 1998 began, concerns surfaced that an overheating economy could prompt the Federal Reserve to raise interest rates. But as the Asian currency crisis spread and foreign demand slowed, a decline in both durable goods orders and the National Association of Purchasing Managers Index, indicated that inflationary pressure remained subdued-- and no action was taken by the Fed.

Given this economic environment, the Money Market Fund continued to focus on its three primary objectives of preserving capital, maintaining liquidity and earning attractive current income during the first half of this year. The managers overweighted the Fund's allocation to commercial paper and were successful in identifying a number of attractively valued securities.

Entering the second half of 1998, the Fund managers anticipate that the Federal Reserve will maintain its neutral monetary policy.

Given this scenario, they will continue to emphasize commercial paper holdings and short-medium term notes in the portfolio as corporate fundamentals remain positive. They also plan to gain maximum liquidity by using a combination of agency securities and repurchase agreements without sacrificing yield for the Fund.





Investment Sub-Adviser
Allmerica Asset Management, Inc.
About the Fund
Strives to maximize current income for investors while preserving capital and liquidity.

                          Average Annual Total Returns

Years ended June 30, 1998            1 Year   5 Years   10 Years

Money Market Fund                     5.57%     4.97%      5.74%
IBC/Donoghue First Tier
Money Market Index                    5.07%     4.57%      5.36%
Lipper Money Market Fund Average      4.96%     4.54%      5.34%

                   Growth of a $10,000 Investment Since 1988

                             {GRAPH APPEARS HERE]


                  Money Market                       $17,477
                  IBC Donoghue                       $16,862


                             Portfolio Composition

As of June 30, 1998, the sector
allocation of net assets was:


Corporate Notes and Bonds 32%



Commercial Paper 48%               [CHART

                                   APPEARS

Cash Equivalents 17%
                                    HERE]
Other 3%


The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.
The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its net asset value of $1.00 per share.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Fund Average is the average investment performance of 310 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

             PORTFOLIO OF INVESTMENTS . June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                    VALUE
  PAR VALUE                                                        (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE NOTES AND BONDS - 32.13%

           FINANCE - 16.81%
$3,165,000 Abbey National Treasury Services, Plc
            6.50%, 12/21/98                                        $  3,171,659
 5,000,000  American Honda Finance Corp., MTN
            5.66%, 10/23/98 (B)                                       5,000,172
 2,000,000  Asset-Backed Capital Finance, Inc.
            5.68%, 09/23/98 (B) *                                     2,000,000
 1,000,000  Associates Corp.of North America
            6.75%, 06/28/99                                           1,007,609
 2,500,000  Avco Financial Service, Inc., MTN
            5.63%, 11/17/98 *                                         2,500,000
 3,000,000  Bell Atlantic Financial Services, MTN
            5.30%, 09/01/98                                           2,997,548
 3,500,000  CIT Group Holdings, Inc., Senior MTN
            5.57%, 01/27/99 *                                         3,499,023
 2,500,000  CIT Group Holdings, Inc., Senior MTN
            6.20%, 06/17/99                                           2,510,370
 1,000,000  Compass Auto Receivables Trust
            5.66%, 07/15/99                                           1,000,000
   700,000  Ford Motor Credit Co., MTN
            8.21%, 03/16/99                                             711,722
 4,000,000  General Motors Acceptance Corp., MTN
            5.56%, 09/21/98 *                                         3,999,378
 3,650,000  General Motors Acceptance Corp., MTN
            5.70%, 02/09/99                                           3,647,458
 1,500,000  Household Financial Corp., Ltd., Senior Note
            7.13%, 04/30/99                                           1,515,319
 2,500,000  New England Loan Marketing Corp., MTN
            5.85%, 07/17/98 *                                         2,500,210
 6,000,000  New England Loan Marketing Corp., MTN
            5.83%, 09/18/98 *                                         6,002,431
 1,000,000  PACCAR Financial Corp., MTN
            6.46%, 05/19/99                                           1,005,662
 2,250,000  Sears Roebuck Acceptance Corp., MTN
            6.54%, 05/06/99                                           2,263,760
                                                                  -------------
                                                                    45,332,321
                                                                  -------------

           SECURITY BROKERS AND DEALERS - 7.67%
 5,000,000  Bear Stearns Cos., Inc., Series B, MTN
            5.66%, 08/25/98 *                                         5,000,000
 2,000,000  Lehman Brothers Holdings, Inc., MTN
            6.65%, 07/14/98                                           2,000,553
 5,500,000  Paine Webber Group, Inc., MTN
            5.75%, 11/04/98 *                                         5,500,000
 1,000,000  Paine Webber Group, Inc., MTN
            8.45%, 12/16/98                                           1,011,264
 5,000,000  Paine Webber Group, Inc., MTN
            5.75%, 03/10/99 *                                         5,000,000
 1,164,000  Salomon-Smith Barney Holdings
            5.50%, 01/15/99                                           1,161,979
 1,000,000  Shearson-Lehman Holdings, Inc., MTN
            6.08%, 07/08/98                                           1,000,054
                                                                  -------------
                                                                    20,673,850
                                                                  -------------



           COMMERCIAL BANKS - 4.29%
$2,000,000 First Chicago Corp.
           9.00%, 06/15/99                                        $  2,058,609
 1,000,000 First Interstate Bancorp, Senior Subordinated Note
           8.63%, 04/01/99                                           1,020,314
 3,500,000 First Union National Bank, MTN
           5.79%, 04/30/99 *                                         3,500,000
 3,000,000 Key Bank N.A., MTN
           5.76%, 01/14/99 *                                         2,999,563
 1,000,000 Norwest Corp., Series G, MTN
           6.00%, 10/13/98                                           1,000,116
 1,000,000 Wells Fargo & Co., Euro-Dollar
           5.81%, 07/31/98 *                                         1,000,070
                                                                  ------------
                                                                    11,578,672
                                                                  ------------

           COMMUNICATION - 1.89%
 2,000,000 MCI Communications Corp.
           5.88%, 03/16/99 *                                         2,001,935
 3,100,000  Nippon Telegraph & Telephone Corp.
           9.50%, 07/27/98                                           3,107,607
                                                                  ------------
                                                                     5,109,542
                                                                  ------------

           INSURANCE - 0.90%
 2,400,000 SunAmerica, Inc.
           9.00%, 01/15/99                                           2,438,323
                                                                  ------------

           UTILITIES - 0.38%
 1,000,000 Virginia Electric & Power Co., MTN, Series C
           9.30%, 06/09/99                                           1,032,435
                                                                  ------------

           RETAIL - 0.19%
   500,000 ROEBUCKSEARS  CO., DEBENTURE
           8.20%, 04/15/99 *                                           508,866
                                                                  ------------
           TOTAL CORPORATE NOTES AND BONDS                          86,674,009
                                                                  ------------
           (Cost $86,674,009)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.55%

           FEDERAL HOME LOAN BANK - 0.81%
 2,200,000 5.78%, 05/14/99                                           2,198,806
                                                                  ------------

           FEDERAL FARM CREDIT BANK (A) - 0.74%
 2,000,000 5.50%, 08/12/98                                           1,987,167
                                                                  ------------
           TOTAL U.S. GOVERNMENT
           Agency Obligations                                        4,185,973
                                                                  ------------
           (Cost $4,185,973)


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
Par Value                                                    (Note 2)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 48.17%

           FINANCE - 23.56%
$6,500,000 Asset-Backed Capital Finance, Inc.
           5.54%, 11/16/98 (C)                              $  6,361,962
 1,450,000 Budget Funding Corp.
           5.57%, 07/09/98 (A)                                 1,448,194
 2,250,000 China Merchants (Cayman), Inc.
           5.55%, 08/26/98 (A)                                 2,230,575
 3,000,000 Den Norske Stats Oljeselska
           5.52%, 08/27/98 (A)                                 2,973,780
 4,000,000 Harley-Davidson Dealer Funding Corp.
           5.55%, 07/08/98 (A)                                 3,995,683
 2,300,000 Harley-Davidson Dealer Funding Corp.
           5.55%, 07/22/98 (A)                                 2,292,554
   400,000 Jefferson Smurfit Finance Corp., Series B
           5.55%, 07/06/98 (A)                                   399,692
   618,000 Jefferson Smurfit Finance Corp., Series B
           5.55%, 07/28/98 (A)                                   615,428
 4,397,000 Jefferson Smurfit Finance Corp., Series B
           5.55%, 08/11/98 (A)                                 4,369,223
 1,300,000 Jefferson Smurfit Finance Corp., Series B
           5.55%, 08/18/98 (A)                                 1,290,380
 1,672,000 Jefferson Smurfit Finance Corp., Series B
           5.54%, 08/25/98 (A)                                 1,657,848
 5,000,000 Mitsubishi Motors Credit of America, Inc.
           5.65%, 09/11/98 (A)                                 4,943,500
 2,000,000 Pegasus Two, Ltd.
           5.57%, 07/29/98 (C)                                 1,991,336
 3,000,000 Pegasus Two, Ltd.
           5.62%, 09/09/98 (C)                                 2,967,625
 2,000,000 Prudential Funding Corp.
           5.44%, 09/16/98 (A)                                 1,976,729
 5,000,000 Republic Industrial Funding Corp.
           5.54%, 07/22/98 (A)                                 4,983,842
 3,000,000 Standard Credit Card Master Trust
           5.53%, 07/14/98 (C)                                 2,994,009
 1,700,000 Toshiba Capital (Asia) Corp.
           5.77%, 08/14/98 (A)                                 1,688,011
 1,000,000 Toshiba Capital (Asia) Corp.
           5.75%, 09/01/98 (A)                                   990,097
 1,500,000 Toshiba Capital (Asia) Corp.
           5.77%, 10/06/98 (A)                                 1,476,680
 3,000,000 Trident Capital Finance, Inc.
           5.54%, 07/07/98 (C)                                 2,997,230
 8,000,000 Westways Funding I, Ltd.
           5.55%, 08/28/98 (C)                                 7,928,467
 1,000,000 Westways Funding II, Ltd.
           5.55%, 09/16/98 (C)                                   988,129
                                                            ------------
                                                              63,560,974
                                                            ------------

           BANKING- 8.19%
$1,225,743 BankBoston
           5.41%, 07/20/98 (A)                              $  1,222,244
 1,500,000 Corestates Bank
           5.45%, 09/08/98 (A)                                 1,484,331
 3,000,000 Den Norske Bank
           5.47%, 08/10/98 (A)                                 2,981,767
 6,000,000 Den Norske Bank
           5.51%, 08/18/98 (A)                                 5,955,920
 1,087,872 European American Bank
           5.51%, 07/15/98 (A)                                 1,085,583
 6,500,000 Household International, Inc.
           5.58%, 07/15/98 (C)                                 6,485,895
 3,000,000 UniBanco - Grand Cayman
           5.49%, 04/15/99 (A)                                 2,868,240
                                                            ------------
                                                              22,083,980
                                                            ------------

           SECURITIES BROKERS AND DEALERS - 7.67%
 2,000,000 Bear Stearns Co., Inc.
           5.52%, 07/22/98 (A)                                 1,993,560
 3,000,000 Bear Stearns Co., Inc.
           5.51%, 11/24/98 (A)                                 2,932,962
 6,000,000 BT Alex Brown, Inc.
           5.47%, 12/16/98 (A)                                 5,846,560
 1,500,000 Donaldson Lufkin & Jenrette, Inc.
           5.75%, 07/27/98 (A)                                 1,493,771
 5,000,000 Donaldson Lufkin & Jenrette, Inc.
           5.67%, 08/12/98 (A)                                 4,966,983
 3,500,000 Donaldson Lufkin & Jenrette, Inc.
           5.66%, 09/23/98 (A)                                 3,453,777
                                                            ------------
                                                              20,687,613
                                                            ------------

           UTILITIES - 4.05%
11,000,000 Electricity Corp. of New Zealand
           5.62%, 08/11/98 (A)                                10,929,617
                                                            ------------

           ENERGY - 3.33%
 9,000,000 Texaco, Inc.
           5.46%, 07/16/98 (A)                                 8,979,525
                                                            ------------

           INDUSTRY - 1.37%
 3,765,000 Monsanto Co.
           5.52%, 10/15/98 (C)                                 3,703,806
                                                            ------------
           TOTAL COMMERCIAL PAPER                            129,945,515
                                                            ------------
           (Cost $129,945,515)


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                               Money Market Fund
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                    Value
  Par Value                                        (Note 2)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 13.53%

$2,500,000 Bankers Trust Co.
           5.92%, 07/17/98                      $  2,499,969
 7,000,000 Barclays Bank Plc
           5.67%, 12/16/98                         6,999,765
 3,000,000 Deutsche Bank Financial
           5.95%, 10/26/98                         2,999,541
 5,000,000 First Tennessee Bank
           5.75%, 01/22/99                         5,000,000
 4,500,000 National Bank of Canada
           5.73%, 06/07/99                         4,497,585
 5,000,000 Sanwa Bank, Ltd., New York
           5.97%, 09/30/98                         5,000,124
 6,500,000 Societe Generale, New York
           5.77%, 09/11/98                         6,499,836
 3,000,000 Societe Generale, New York
           5.97%, 09/15/98                         3,000,060
                                                ------------
           Total Certificates of Deposit          36,496,880
                                                ------------
           (Cost $36,496,880)

REPURCHASE AGREEMENT - 3.71%

10,000,000 First Union Repurchase Agreement
            6.65%, 7/1/98, Dated 6/30/98
           Repurchase Price $10,001,847
           (Collateralized by First Alliance
           Mortgage Loan Trust
           7.20%, Due 6/20/28,
           Total Par $14,237,000;
           Market Value $14,418,237)   NR         10,000,000
                                                ------------
           Total Repurchase Agreement             10,000,000
                                                ------------
           (Cost $10,000,000)

INVESTMENT COMPANY - 0.20%

  525,796  SSgA Prime Money Market              $    525,796
                                                ------------
           Total Investment Company                  525,796
                                                ------------
           (Cost $525,796)

Total Investments - 99.29%                       267,828,173
                                                ------------
(Cost $267,828,173)
Net Other Assets and Liabilities - 0.71%           1,914,613
                                                ------------
Net Assets - 100.00%                            $269,742,786
                                                ============

_________________________________
*      Variable rate security. The rate shown reflects rate in effect at June
       30, 1998.
(A)    Effective yield at time of purchase
(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 1998, these securities amounted to $7,000,172 or 2.60% of net assets.
(C) Security exempt from registration under section 4(2) of the Securities Act of 1933, as amended. This security may be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $36,418,459 or 13.50% of net assets.
MTN    Medium Term Note


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1998, the aggregate cost of investment securities for tax purposes was $267,831,189.

As of December 31, 1997, the Portfolio had a capital loss carryforwards which expire as follows: $347 in 2002, $144 in 2003, $35,977 in 2004; and $8,154 in
2005.


OTHER INFORMATION
For the six months ended June 30, 1998, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $95,752,178 and $56,496,506 of non-governmental issuers, respectively.

              Moody's Ratings
           Aaa             96.09%
           NR (Not Rated)   3.91
                          ------
                          100.00%
                          ======

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

   STATEMENTS OF ASSETS AND LIABILITIES (in 000's) . June 30, 1998 (Unaudited)
================================================================================

                                                                      MONEY
                                                                     MARKET
                                                                      FUND
--------------------------------------------------------------------------------
ASSETS:
Investments (Note 2):
   Investments at cost........................................    $   257,828
   Repurchase agreements at cost..............................         10,000
                                                                  -----------
     Total investments at value...............................        267,828
Cash..........................................................             26
Receivable for investments sold...............................            350
Interest and dividend receivables.............................          1,655
                                                                  -----------
     Total Assets.............................................        269,859
                                                                  -----------
LIABILITIES:
Advisory fee payable (Note 3).................................             59
Trustees' fees and expenses payable...........................              2
Accrued expenses and other payables ..........................             55
                                                                  -----------
     Total Liabilities........................................            116
                                                                  -----------
NET ASSETS....................................................    $   269,743
                                                                  ===========
NET ASSETS consist of
Paid-in capital (Note 5)......................................    $   269,806
Undistributed (distribution in excess of) net investment
  income (loss)...............................................             --
Accumulated (distribution in excess of) net realized gain
  (loss) on investments sold, foreign currency transactions
  and futures contracts.......................................            (63)
                                                                  -----------
TOTAL NET ASSETS .............................................    $   269,743
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(UNLIMITED AUTHORIZATION, NO PAR VALUE).......................        269,806
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding)...............................    $     1.000
                                                                  ===========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

   STATEMENTS OF OPERATIONS (in 000's) . For the period ended June 30, 1998
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                      MONEY
                                                                     MARKET
                                                                      FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 2)..........................................    $     7,184
   Dividends (Note 2).........................................             74
                                                                  -----------
     Total investment income..................................          7,258
                                                                  -----------

EXPENSES
   Investment advisory fees (Notes 3 and 4)...................            337
   Custodian and securities lending fees (Note 3).............             14
   Fund accounting fees (Note 3)..............................             26
   Legal fees.................................................              3
   Audit fees.................................................              5
   Trustees' fees and expenses (Note 3).......................              6
   Reports to shareholders....................................             13
   Miscellaneous..............................................              9
                                                                  -----------
     Total expenses...........................................            413
                                                                  -----------
NET INVESTMENT INCOME.........................................          6,845
                                                                  -----------

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS (Note 2):
   Net realized (loss) on investments sold....................            (18)
                                                                  -----------

NET (LOSS) ON INVESTMENTS.....................................            (18)
                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........    $     6,827
                                                                  ===========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                          Allmerica Investment Trust
--------------------------------------------------------------------------------

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                 MONEY MARKET
                                                                                     FUND
--------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                       JUNE 30, 1998         DECEMBER 31,
                                                                        (UNAUDITED)             1997
--------------------------------------------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD..................................   $   260,620           $   217,256
                                                                      -----------           -----------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income..........................................         6,845                12,775
    Net realized (loss) on investments sold........................           (18)                   (8)
                                                                      -----------           -----------
    Net increase in net assets resulting from operations...........         6,827                12,767
                                                                      -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income..........................................        (6,845)              (12,775)
                                                                      -----------           -----------
       Total distributions.........................................        (6,845)              (12,775)
                                                                      -----------           -----------

CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares..............................       119,084               198,111
    Issued to shareholders in reinvestment of distributions........         6,845                12,775
    Cost of shares repurchased.....................................      (116,788)             (167,514)
                                                                      -----------           -----------
       Net increase from
           capital share transactions..............................         9,141                43,372
                                                                      -----------           -----------
       Total increase in net assets................................         9,123                43,364
                                                                      -----------           -----------

NET ASSETS AT END OF PERIOD........................................   $   269,743           $   260,620
                                                                      ===========           ===========

OTHER INFORMATION:
SHARE TRANSACTIONS:
    Sold...........................................................       119,085               198,111
    Issued to shareholders in reinvestment of distributions........         6,845                12,775
    Repurchased....................................................      (116,788)             (167,514)
                                                                      -----------           -----------
       Net increase in shares outstanding..........................         9,142                43,372
                                                                      ===========           ===========

                      See Notes to Financial Statements.

                      This page intentionally left blank.

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------


     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                        Income from Investment Operations
                    ----------------------------------------------------------------------
                        Net                                  Net Realized
                       Asset                                     and
                       Value              Net                Unrealized         Total from
  Year Ended        Beginning         Investment              Gain on           Investment
 December 31,       of Period          Income(1)            Investments         Operations
-------------       ----------        ----------            -----------         ----------
 Money Market
    Fund
    1998(D)
                    $  1.000          $ 0.026               $    --             $ 0.026
    1997               1.000            0.053                    --               0.053
    1996               1.000            0.052                    --               0.052
    1995               1.000            0.057                    --               0.057
    1994               1.000            0.039                    --               0.039
    1993               1.000            0.030                    --               0.030
    1992               1.000            0.037                    --               0.037
    1991               1.000            0.060                    --               0.060
    1990               1.000            0.078                    --               0.078
    1989               1.000            0.086                    --               0.086
    1988               1.000            0.071                    --               0.071
                                                Less Distributions
                     ------------------------------------------------------------------------
                                  Distributions                                                    Net
                     Dividends      from Net                                                    Increase
                      from Net      Realized    Distributions                                     in
  Year Ended         Investment      Capital         in          Return of          Total      Net Asset
 December 31,          Income         Gains         Excess        Capital       Distributions    Value
 ------------        ----------      -------    --------------   ---------      -------------  ---------
 Money Market
    Fund
    1998(D)          $ (0.026)    $     --      $      --        $   --         $  (0.026)     $   --
    1997               (0.053)          --             --            --            (0.053)         --
    1996               (0.052)          --             --            --            (0.052)         --
    1995               (0.057)          --             --            --            (0.057)         --
    1994               (0.039)          --             --            --            (0.039)         --
    1993               (0.030)          --             --            --            (0.030)         --
    1992               (0.037)          --             --            --            (0.037)         --
    1991               (0.060)          --             --            --            (0.060)         --
    1990               (0.078)          --             --            --            (0.078)         --
    1989               (0.086)          --             --            --            (0.086)         --
    1988               (0.071)          --             --            --            (0.071)         --

_________________________________________
*    Annualized
**   Not Annualized
(A)  Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(C)  Excluding reimbursements and reductions.
(D)  Six months ended June 30, 1998 (Unaudited)
(1) Net investment income per share before reimbursement of fees by the investment adviser or reductions were $0.030 in 1993 and $0.084 in 1988 for Money Market Fund.
(2)  Unaudited

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

                           Ratios/Supplemental Data
                           ------------------------
                         Ratios To Average Net Assets
                         ----------------------------

   Net Asset              Net Assets
     Value                  End of          Net                                                                     Portfolio
    End of      Total       Period      Investment             Operating Expenses             Management Fee        Turnover
    Period     Return       (000's)       Income            (A)        (B)        (C)         Gross       Net         Rate
   --------   --------     ---------    -----------      -------    -------    -------       ------    -------    ------------
   $ 1.000      2.74%**   $ 269,743          5.45%*       0.33%*     0.33%*     0.33%*       0.27%*     0.27%*       N/A
     1.000      5.47%       260,620          5.33%        0.35%      0.35%      0.35%        0.27%      0.27%        N/A
     1.000      5.36%       217,256          5.22%        0.34%      0.34%      0.34%        0.28%      0.28%        N/A
     1.000      5.84%       155,211          5.68%        0.36%     --          0.36%        0.29%      0.29%        N/A
     1.000      3.93%        95,991          3.94%        0.45%     --          0.45%        0.31%      0.31%        N/A
     1.000      3.00%        71,052          2.95%        0.42%     --          0.43%        0.32%      0.31%        N/A
     1.000      3.78%        64,506          3.65%        0.44%     --          0.44%         N/A        N/A         N/A
     1.000      6.67%        39,909          5.98%        0.43%     --          0.43%         N/A        N/A         N/A
     1.000      8.63%        28,330          8.22%        0.42%     --          0.42%         N/A        N/A         N/A
     1.000      9.69%        12,060          8.62%        0.58%     --          0.58%         N/A        N/A         N/A
     1.000      7.30%(2)      7,156          7.13%        0.60%     --          0.71%         N/A        N/A         N/A

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------


1.   ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various separate accounts established by Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") or other affiliated insurance companies. As of the date of this report, the Trust offered fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION: Securities which are traded on a recognized exchange (including securities traded through the National Market System) are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business each day. Short-term investments that mature in 60 days or less are valued at amortized cost. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotation from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts earned on original issue discount bonds, zero coupton bonds, stepped-coupon bonds and payment in kind bonds, which are accreted. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and reinvested daily for the Money Market Fund. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. The distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses and forwards, including "Post-October Losses" and permanent differences due to differing treatments for paydown gains/losses on certain securities, market discount, non-taxable dividends and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

EXPENSES: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

REPURCHASE AGREEMENTS: The Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Investment Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.   INVESTMENT ADVISORY, ADMINISTRATION
     AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica, serves as Investment Adviser and Administrator to the Trust. The Manager succeeded Allmerica Investment Management Company, Inc. as manager of the Trust on April 16, 1998. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedule:

                                                      Percentage of Average Daily Net Assets

                                                    FIRST                     NEXT                    OVER
PORTFOLIO                                        $50,000,000              $200,000,000            $250,000,000
---------------------------------------------------------------------------------------------------------------------------
Money Market                                        0.35%                     0.25%                   0.20%

The Manager has entered into a Sub-Adviser Agreement for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the sub-advisers. The sub-adviser for the Portfolio is Allmerica Asset Management, Inc.

The Manager has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, whereby Investor Services Group performs certain administrative services for the Portfolio and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administration fee to Investor Services Group. In a separate agreement, Investor Services Group receives separate fees from the Portfolio for certain fund accounting services provided in its capacity as pricing and bookkeeping agent.

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

              NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.   REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of The Portfolio, excluding taxes, interest, broker commissions and extraordinary expenses, but including the advisory fee, exceed certain voluntary expense limitations (Money Market Fund - 0.60%), the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after the Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

6.   FOREIGN SECURITIES AND EMERGING MARKETS

The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.


                               OTHER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS: (UNAUDITED)

At a special meeting of the shareholders of the Select Capital Appreciation
Fund held on June 3, 1998, shareholders approved the proposed Sub-Adviser Agreement with T.Rowe Price Associates, Inc. The voting results were as follows:

               SHARES          SHARES          SHARES         PERCENT OF
                 FOR          AGAINST        ABSTAINING      SHARES VOTED
             ----------     -----------    --------------  ----------------
             137,219,092     2,053,458       4,249,555          100.00%

--------------------------------------------------------------------------------
                          ALLMERICA INVESTMENT TRUST
--------------------------------------------------------------------------------

                            REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in The Fulcrum Fund(SM) Variable Annuity of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for The Fulcrum Fund(SM) Variable Annuity, Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, Allmerica Investment Trust and The Palladian Trust, which include important information related to charges and expenses.


                                CLIENT NOTICES
--------------------------------------------------------------------------------

This semi-annual report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to The Fulcrum Fund(SM) Variable Annuity contracts. Separate account financial statements will no longer be provided.

                      The Fulcrum Fund(SM) Variable Annuity
  The Fulcrum Fund(SM) Variable Annuity is issued by Allmerica Financial Life
                         Insurance and Annuity Company
    (First Allmerica Financial Life Insurance company in NY and HI) and is distributed by Allmerica Investments, Inc.
  To be preceded or accompanied by the current prospectus. Read it carefully before investing.


                  [LOGO OF ALLMERICA FINANCIAL APPEARS HERE]


  First Allmerica Financial Life Insurance Company . Allmerica Financial Life
     Insurance and Annuity Company (licensed in all states except NY & HI) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica
                      Investment Management Company, Inc.
  The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance
                               Insurance Company
Allmerica Asset Management, Inc. . Allmerica Financial Benefit Insurance Company
                   . Sterling Risk Management Services, Inc.
    Citizens Corporation . Citizens Insurance Company of America . Citizens
                                Management Inc.
              440 Lincoln Street, Worcester, Massachusetts 01653